March 3, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Stock Funds

          - Dreyfus International Small Cap Fund
  1933 Act File No.: 333-100610
  1940 Act File No.: 811-21236
  CIK No.: 0001199348

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 33 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 29, 2016.

Please address any comments or questions to my attention at 412-236-4172.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Paralegal